Finance costs and finance income (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance Costs And Finance Income
Rate of interest on deferred consideration	12.00%
Interest on lease liabilities	$ 12,209	$ 3,282
Interest expense on financial liabilities	1,868,595	317,103	$ 82,755
Interest paid	$ 868,589	$ 29,082	$ 43,490